Fair Value of Measurements - Quantitative information regarding Level 3 fair value measurements inputs (Details) - Graf Acquisition Corp. IV [Member] - Level 3	Jun. 30, 2023 Y $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Dec. 31, 2022	Dec. 31, 2022 item	Dec. 31, 2021 $ / shares item Y
Exercise price
Fair Value of Measurements
Measurement input	11.50	11.50				11.50
Share price
Fair Value of Measurements
Measurement input	10.33	9.95				9.69
Expected term (years)
Fair Value of Measurements
Measurement input | Y	5.17		5.40			5.98
Volatility
Fair Value of Measurements
Measurement input	0.005			0.0550		0.1620
Risk-free rate
Fair Value of Measurements
Measurement input	0.0412			0.0398		0.0135
Probability of completion of Business Combination
Fair Value of Measurements
Measurement input	0.5000			0.1000		1.0000
Dividend yield (per share)
Fair Value of Measurements
Measurement input	0.0000			0.0000	0.0000	0.0000